Fair Value Disclosures on Financial Instruments - Transfers (Details) € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Transfer of equity Between Level 1 and 2 [Member] | Marketable equity investments
Transfers Between Levels 1 and 2
Transfers of available-for-sale equity investments from Level 2 to Level 1	€ 93